Loans payable (Disclosure of detailed information about Promissory note) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Settled by shares	$ 0	$ 0	$ 131,250
Promissory note [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	0	90,000
Additional	30,000
Settled by shares	0	(90,000)
Principal ending balance	$ 30,000	$ 0	$ 90,000